Joint arrangements and associates (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Schedule of joint ventures and other equity accounted investments

Joint ventures and other equity accounted investments
(in USD million)	2024	2023

Net investments at 1 January	2,508	2,758
Net income/(loss) from equity accounted investments	49	(1)
Impairment1)	(6)	(363)
Acquisitions and increase in capital	573	926
Dividend and other distributions	(152)	(286)
Other comprehensive income/(loss)	(109)	(10)
Divestments, derecognition and decrease in paid in capital2)	(391)	(517)

Net investments at 31 December	2,471	2,508

1) Impairment for 2023 is mainly related to renewable offshore wind industry in the US, see also note 14 Impairments.
2) For 2024 this is mainly related to swap of US Offshore Wind assets, see also note 6  Acquisitions and disposals. For
2023 this is mainly related to change in accounting treatment for Bandurria Sur (proportionally consolidated from 1st of
April 2023).